Short Term Loans	12 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
SHORT TERM LOANS

NOTE 11 – SHORT-TERM LOANS

Outstanding balances of short-term bank loans consisted of the following:

	As of June 30,
	2019	2018

Loan from Bank of Communication	$728,332	$740,506
Loans from China Merchants Bank	1,456,664	1,813,483
	$2,184,996	$2,553,989

Short-term bank loans consisted of several bank loans denominated in RMB.

On January 3, 2018, the Company entered into a credit facility with China Merchants Bank which permits the Company to borrow up to $1,111,712 (RMB 7,000,000). The Company borrowed $1,111,712 (RMB 7,000,000) with an interest rate at 5.655% per annum on February 9, 2018 and repaid the loan on July 2, 2018.

On June 22, 2018, the Company entered into a revolving credit facility with China Merchants Bank ("CMB Credit Facility") which permits the Company to borrow up to approximately $1,543,115 (RMB 10,000,000) for the period from July 11, 2018 to July 10, 2019 with an interest rate at 5.655% per annum. The CMB Credit Facility is guaranteed by the CEO, the wife of the CEO, Chairman, and the wife of Chairman of the Company, and Shanghai Small and Medium-sized Enterprises Policy Financing Guarantee Fund Management Centre as joint guarantors. Under the credit facility, the Company borrowed a total of $1,543,115 which was due between August 9, 2019 and January 9, 2020.

Interest expense was $96,278, $82,507 and nil for the years ended June 30, 2019, 2018 and 2017, respectively. The effective weighted average interest rate was 5.231% and 5.845% for the years ended June 30, 2019 and 2018, respectively. There were no borrowings in fiscal 2017.